SCHEDULE OF RIGHT OF USE ASSETS AND OPERATING LEASE LIABILITIES (Details)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2021 HKD ($)
Right-of-use Assets And Opearting Lease Liabilities
Right of use assets	$ 455,512	$ 3,553,677	$ 5,448,971
Operating lease liabilities current	244,149	1,904,725	1,812,018
Operating lease liabilities non current	223,844	1,746,317	3,651,042
Total operating lease liabilities	$ 467,993	$ 3,651,042	$ 5,463,060